Annual Fund Operating Expenses - AZL S&P 500 Index Fund	Apr. 30, 2021
AZL S&P 500 Index Fund Class 1
Operating Expenses:
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.25%
AZL S&P 500 Index Fund Class 2
Operating Expenses:
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.50%